Components of Other Comprehensive Loss (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Actuarial loss on defined benefit plan:
Actuarial loss on obligation (refer to note 34)		₨ 25,396	₨ (5,776)	₨ (5,047)
Income tax relating to remeasurements of defined benefit plans of other comprehensive income		(881)	250	187
Total	$ 325	24,515	(5,526)	(4,860)
Foreign currency translation:
Foreign currency translation differences		(28,658)	(4,834)	(9,879)
Balance at the end of year	$ (380)	₨ (28,658)	₨ (4,834)	₨ (9,879)